Film Related Obligations - Schedule of Components (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film Library Facility	$ 75.9	$ 109.9
Total film related obligations, net	1,983.1
Less current portion	(1,617.8)	(1,393.1)
Total non-current film related obligations	365.3	544.9
Borrowing amount	1,697.8	1,793.5
Less unamortized issuance costs	(24.8)	(10.2)
Total debt, net	1,673.0	1,783.3
Less current portion	(215.6)	(860.3)
Non-current portion of debt	1,457.4	923.0
Film Related Obligations
Disclosure In Entirety Of Film Related Obligations [Line Items]
Borrowing amount	1,990.2	1,949.4
Less unamortized issuance costs	(7.1)	(11.4)
Total debt, net	1,983.1	1,938.0
Less current portion	(1,617.8)	(1,393.1)
Non-current portion of debt	365.3	544.9
Production Loans | Film Related Obligations
Disclosure In Entirety Of Film Related Obligations [Line Items]
Borrowing amount	1,395.4	1,292.2
Production Tax Credit Facility | Film Related Obligations
Disclosure In Entirety Of Film Related Obligations [Line Items]
Production Loans	1,254.8
Borrowing amount	280.0	260.0
Backlog Facility and Other | Film Related Obligations
Disclosure In Entirety Of Film Related Obligations [Line Items]
Borrowing amount	238.9	287.3
LIONS GATE ENTERTAINMENT CORP [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Production Loans	1,395.4	1,292.2
Production Tax Credit Facility	280.0	260.0
Programming Notes	90.9	0.0
Backlog Facility and Other	238.9	287.3
Film Library Facility	75.9	109.9
Total film related obligations	2,081.1	1,949.4
Unamortized issuance costs	(7.3)	(11.4)
Total film related obligations, net	2,073.8	1,938.0
Less current portion	(1,708.7)	(1,393.1)
Total non-current film related obligations	365.1	544.9
Borrowing amount	2,331.2	2,508.5
Less unamortized issuance costs	(40.0)	(28.5)
Total debt, net	2,291.2	2,480.0
Less current portion	(134.0)	(860.3)
Non-current portion of debt	$ 2,157.2	$ 1,619.7